Document and Entity Information	Oct. 19, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001809987
Document Type	8-K/A
Document Period End Date	Oct. 19, 2021
Entity Registrant Name	Mirion Technologies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39352
Entity Tax Identification Number	83-0974996
Entity Address, Address Line One	1218 Menlo Drive
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30318
City Area Code	(770)
Local Phone Number	432-2744
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 2 on Form 8-K/A (“Amendment No. 2”) amends Item 2.01 and Item 9.01 of the Current Report on Form 8-K filed on October 25, 2021, which was previously amended by Amendment No. 1 on Form 8-K/A filed on October 25, 2021 (as so amended, the “Original Report”) in which Mirion Technologies, Inc. (the “Company”), reported, among other events, the completion of the Transactions. This Amendment No. 2 is being filed in order to include (i) under Item 9.01(a) of the Original Report, the unaudited interim condensed consolidated financial statements of Mirion Technologies (TopCo), Ltd. (“Mirion TopCo”) as of September 30, 2021 and for the three months ended September 30, 2021 and 2020 and (ii) under Item 2.01 of the Original Report, the Management’s Discussion and Analysis of Financial Condition and Results of Operations of Mirion TopCo for the three months ended September 30, 2021 and 2020. This Amendment No. 2 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries, including Mirion TopCo, subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Amendment No. 2. Capitalized terms used herein but not defined herein have the meanings given to such terms in the Original Report.
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	MIR
Security Exchange Name	NYSE
Units Each Consisting Of One Share Of Class A Common Stock And One Quarter Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants to purchase Class A common stock
Trading Symbol	MIRW
Security Exchange Name	NYSE